Consolidated Statements of Partners' Equity - USD ($) $ in Thousands	Series A Preferred	Series B Preferred	Common	General Partner	Total
Balance at the beginning at Dec. 31, 2024	$ 73,216	$ 53,498	$ 357,949	$ 138	$ 484,801
Balance at the beginning (shares) at Dec. 31, 2024	3,000,000	2,200,000	36,747,129	35,526
Net income	$ 3,375	$ 2,936	$ 20,949	$ 19	27,279
Repurchase of common units (Note 9)			$ (789)		(789)
Repurchase of common units (Note 9) (shares)			(216,185)
Distributions declared and paid (preferred units) (Note 9)	(3,375)	(2,843)			(6,218)
Distributions declared and not paid (preferred units) (Note 9)		(93)			(93)
Distributions declared and paid (common units) (Note 9)			$ (3,591)		(3,591)
Distributions declared and paid (General Partner units) (Note 9)				(2)	(2)
Redemption of Series B Preferred Units (Note 9)		$ (53,498)			(53,498)
Redemption of Series B Preferred Units (Note 9) (Shares)		(2,200,000)
Deemed dividend on Redemption of Series B Preferred Units (Note 9)			(2,031)		(2,031)
Balance at the end at Jun. 30, 2025	$ 73,216		$ 372,487	$ 155	445,858
Balance at the end (shares) at Jun. 30, 2025	3,000,000		36,530,944	35,526
Balance at the beginning at Dec. 31, 2024	$ 73,216	$ 53,498	$ 357,949	$ 138	484,801
Balance at the beginning (shares) at Dec. 31, 2024	3,000,000	2,200,000	36,747,129	35,526
Repurchase of common units (Note 9)			$ (1,322)
Repurchase of common units (Note 9) (shares)			(365,118)
Balance at the end at Dec. 31, 2025	$ 73,216		$ 399,834	$ 180	473,230
Balance at the end (shares) at Dec. 31, 2025	3,000,000		36,382,011	35,526
Net income	$ 3,375		$ 29,978	$ 30	33,383
Distributions declared and paid (preferred units) (Note 9)	(3,375)				(3,375)
Distributions declared and paid (common units) (Note 9)			(3,638)		(3,638)
Distributions declared and paid (General Partner units) (Note 9)				(4)	(4)
Balance at the end at Jun. 30, 2026	$ 73,216		$ 426,174	$ 206	$ 499,596
Balance at the end (shares) at Jun. 30, 2026	3,000,000		36,382,011	35,526